Trade and Other Payables	12 Months Ended
Dec. 31, 2024
Trade and Other Payables [Abstract]
Trade and other payables
7.	Trade and other payables

	As of December 31,
	2023	2024
	HK$	HK$	US$
Non-current
Provision	150,000	150,000	19,311

Current
Trade payables – third parties	7,223,067	7,229,939	930,770
Other payables	29,500	3,162,303	407,109
Amount due to ultimate beneficial shareholder	18,679,181	—	—
Accruals	1,444,284	2,598,216	334,489
	27,376,032	12,990,458	1,672,368

Trade payables are non-interest bearing and normally settled on 30 to 90 days (2023: 30 to 90 days) credit terms.

The amount due to ultimate beneficial shareholder is non-trade in nature, unsecured, non-interest bearing and payable on demand. The outstanding balance as of December 31, 2023 amounted to HK$18,679,181 have been fully converted into the Class A ordinary shares on September 4, 2024 (Note 1).

As of December 31, 2024, other payables primarily consist of payable for the transaction costs incurred for the SEPA.

Accruals consist of the accrued staff costs and benefits, professional fees, accrued translation services, utility bills and others.

Provision pertained to estimated costs of dismantlement, removal or restoration of leased properties to its original condition as stipulated in the terms and conditions of the lease contracts.

The currency profiles of the Group’s trade and other payables as at the end of each reporting year are as follows:

	As of December 31,
	2023	2024
	HK$	HK$	US$
Hong Kong Dollar	27,376,032	9,892,666	1,273,564
United States Dollar	—	3,097,792	398,804
	27,376,032	12,990,458	1,672,368